Special Investment Portfolio  as of December 31, 1997

PORTFOLIO OF INVESTMENTS

Common Stocks -- 96.0%


Security                                             Shares        Value
--------------------------------------------------------------------------------

Advertising -- 2.9%
--------------------------------------------------------------------------------
Catalina Marketing Corp.*                            14,000        $   647,500
Specialized market research.
Outdoor Systems, Inc.*                               42,410          1,627,483
Dominant operator of outdoor advertising.
--------------------------------------------------------------------------------
                                                                   $ 2,274,983
--------------------------------------------------------------------------------

Banks - Regional -- 0.9%
--------------------------------------------------------------------------------
Colonial Bancgroup, Inc.                             21,000        $   723,188
Emerging banking company in the
Southeastern U.S.
--------------------------------------------------------------------------------
                                                                   $   723,188
--------------------------------------------------------------------------------

Banks and Money Services -- 0.7%
--------------------------------------------------------------------------------
Bank United Corp., Class A                           12,000        $   587,250
Operates 70 branch bank system in Texas.
--------------------------------------------------------------------------------
                                                                   $   587,250
--------------------------------------------------------------------------------

Broadcasting and Cable -- 3.2%
--------------------------------------------------------------------------------
Emmis Broadcasting Corp., Class A*                   23,000        $ 1,049,375
Diversified media company.
Jacor Communications, Inc.*                          16,500            876,563
Rapidly growing operator of radio stations and
syndicated programming.
Sinclair Broadcast Group, Class A*                   13,000            606,125
Well managed operator of diversified
broadcast properties.
--------------------------------------------------------------------------------
                                                                   $ 2,532,063
--------------------------------------------------------------------------------

Building Materials -- 1.0%
--------------------------------------------------------------------------------
Texas Industries, Inc.                               18,000        $   810,000
Regional producer of building products in
the Southwest.
--------------------------------------------------------------------------------
                                                                   $   810,000
--------------------------------------------------------------------------------

Business Products and Services -- 8.7%
--------------------------------------------------------------------------------
Abacus Direct Corp.*                                 10,000        $   410,000
Provider of specialized marketing programs.
CN Maximus, Inc.*                                    20,950            506,728
Management consulting group.
Franklin Covey Co.                                   13,000            286,000
Time management seminars and products.
Gartner Group, Inc. Class A*                         30,000          1,117,500
Leading consultant of high tech
equipment purchases.
Gulf South Medical Supply, Inc.*                      8,000            298,000
Leading distributor of health care
products.
Learning Tree International*                         15,000            433,125
Leading operator of computer software
training programs.
Netscape Communications Corp.*                        9,000            219,375
Leading provider of internet browser
software.
Personnel Group of America, Inc.*                     7,000            231,000
Temporary employment company.
Sanmina Corp.*                                        6,000            406,500
Operates contract manufacturing
facilities for high tech companies.
Saville Systems PLC ADR*                             11,000            456,500
Provides billing software for the
telecommunications industry.
Structural Dynamics Research Corp.*                     301              6,773
Niche developer and provider of
engineering software.
Sylvan Learning Systems, Inc.*                       15,000            585,000
Operates specialized educational tutoring
and testing centers.
United Rentals, Inc.*                                30,000            579,375
Unique operator of outlets renting
specialized construction equipment.
Vantive Corp.                                        50,000          1,262,500
Leading provider of customer care and
sales force automation software.
--------------------------------------------------------------------------------
                                                                   $ 6,798,376
--------------------------------------------------------------------------------

Communications Equipment -- 0.7%
--------------------------------------------------------------------------------
ECI Telecommunications                               20,000        $   510,000
A company that produces advanced
telecommunications equipment.
--------------------------------------------------------------------------------
                                                                   $   510,000
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Security                                             Shares        Value
--------------------------------------------------------------------------------

Communications Services -- 0.8%
--------------------------------------------------------------------------------
Nextel Communications, Inc., Class A*                 7,500        $   195,000
Operates a vast network of digital
communications systems.
Transition Systems, Inc.*                            20,000            442,500
Healthcare information systems.
--------------------------------------------------------------------------------
                                                                   $   637,500
--------------------------------------------------------------------------------

Computer Software -- 5.5%
--------------------------------------------------------------------------------
Baan Co. NV*                                         10,000        $   330,000
Leading vendors of enterprise resource
software - integrates a company's
software programs.
CBT Group PLC, ADR*                                   5,000            410,625
Specialized provider of computer based
training systems.
Documentum, Inc.*                                     9,000            379,125
Provides niche software enabling large
corporations to integrate their documents
into a central system.
HNC Software, Inc.*                                   5,000            215,000
Develops specialty software products that
enable credit suppliers define risk/reward
scores for loans.
J.D. Edwards, Inc.*                                  18,000            531,000
Leading vendor of enterprise resource
software - specialized in mid range
corporations.
Manugistics Group, Inc.*                             10,000            446,250
Develops software that ties together suppliers
to the manufacturers they serve.
Pegasystems, Inc.*                                   20,000            403,750
Marketing information specialist.
PeopleSoft, Inc.*                                    28,000          1,092,000
Specialty software for human resources
and manufacturing.
Symantec*                                            22,000            482,625
Designs and distributes the Norton Antivirus
software programs.
--------------------------------------------------------------------------------
                                                                   $ 4,290,375
--------------------------------------------------------------------------------

Consumer Services -- 1.4%
--------------------------------------------------------------------------------
Strayer Education, Inc.                              32,865        $ 1,084,545
Specialized supplemental education
services.
--------------------------------------------------------------------------------
                                                                   $ 1,084,545
--------------------------------------------------------------------------------

Drugs -- 3.3%
--------------------------------------------------------------------------------
Curative Health Services, Inc.*                      25,000        $   759,375
Operator of specialty burn unit clinics.
Genzyme Corp.*                                       10,000             68,750
Leading researcher in gene therapy.
Genzyme Corp. Class A*                               43,000          1,193,250
Diversified biotechnology pharmaceuticals.
Parexel International Corp.*                         15,000            555,000
Contract research services for large
drug companies.
--------------------------------------------------------------------------------
                                                                   $ 2,576,375
--------------------------------------------------------------------------------

Electrical Equipment -- 1.9%
--------------------------------------------------------------------------------
Level One Communications, Inc.*                      24,000        $   678,000
Designs and sells integrated circuits.
Linear Technology Corp.                              14,000            806,750
Manufacturer of high performance linear
integrated circuits.
--------------------------------------------------------------------------------
                                                                   $  1,484,750
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 1.6%
--------------------------------------------------------------------------------
Microchip Technology, Inc.*                          11,000        $    330,000
Designs and manufactures specialty
semiconductor chips.
Qlogic Corp.*                                         9,950             293,525
Designs and distributes specialty chips and
systems for communications products.
Teradyne, Inc.*                                      20,000             640,000
High quality semiconductor manufacturing
equipment supplier.
--------------------------------------------------------------------------------
                                                                   $  1,263,525
--------------------------------------------------------------------------------

Entertainment -- 1.4%
--------------------------------------------------------------------------------
MGM Grand, Inc.*                                     30,000        $  1,081,875
Operator of MGM Grand Hotel in Las Vegas.
--------------------------------------------------------------------------------
                                                                   $  1,081,875
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 1.5%
--------------------------------------------------------------------------------
Capital One Financial Corp.*                         12,000        $    650,250
Leading credit card services specialists.

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Security                                             Shares        Value
--------------------------------------------------------------------------------

Financial - Miscellaneous (continued)
--------------------------------------------------------------------------------
E*Trade Group, Inc.*                                 23,000        $    529,000
Innovative, high quality electronic internet
stock brokerage firm.
--------------------------------------------------------------------------------
                                                                   $  1,179,250
--------------------------------------------------------------------------------

Health Services -- 14.3%
--------------------------------------------------------------------------------
American Retirement Corp.*                           40,000        $    800,000
Assisted living services.
Bioreliance Corp.*                                      850              19,550
Provides contract research services for
biotechnology and medical
research departments.
Concentra Managed Care, Inc.*                        26,790             904,163
Specialized health care operator of workman's
compensation programs.
Elan Corp., PLC, ADR*                                14,000             716,625
Specialty pharmaceutical.
Express Scripts, Inc., Class A*                      17,000           1,020,000
Rapidly growing pharmacy specialist.
Guidant Corp.                                         9,000             560,250
Well regarded designer and manufacturer
of leading edge stents and health care
products.
Health Management Associates, Inc. Class A*          51,000           1,287,750
Hospital chain.
Medicis Pharmaceutical, Inc., Class A*               10,000             511,250
Developer and marketer of unique
dermatological products.
MiniMed, Inc.*                                       23,000             894,125
Developer and manufacturer of medical devices
focusing on diabetics.
Monarch Dental Corp.                                    800              10,600
Provides specialty dental care.
National Surgery Centers, Inc.*                      54,000           1,417,499
Operator of independent surgery units.
Omnicare, Inc.                                       27,000             837,000
Provides pharmacy services to retirement centers.
Pediatrix Medical Group, Inc.*                       11,000             470,250
Operates pediatric care units.
PhyCor, Inc.*                                        13,000             351,000
Physicians practice management.
Renal Care Group, Inc.*                              14,000             448,000
One of the largest providers of renal
treatment centers.
Sunrise Assisted Living, Inc.*                       13,000             560,625
One of the leading operators of assisted care
facilities for senior citizens.
Vertex Pharmaceuticals, Inc.*                        10,000             330,000
Developing biotechnology company.
--------------------------------------------------------------------------------
                                                                   $ 11,138,687
--------------------------------------------------------------------------------

Household Products -- 0.7%
--------------------------------------------------------------------------------
Sola International*                                  17,000        $    552,500
Specialty eye care products.
--------------------------------------------------------------------------------
                                                                   $    552,500
--------------------------------------------------------------------------------

Information Services -- 15.7%
--------------------------------------------------------------------------------
Acxiom Corp.*                                        23,000        $    442,750
Database information services.
Affiliated Computer Services, Inc. Class A*          45,000           1,184,063
Nationwide provider of information
processing services.
Aspen Technologies, Inc.*                            25,000             856,250
Specialty software for upgrading
manufacturing plants.
BISYS Group, Inc.*                                   28,000             931,000
Services financial institutions with computer,
administrative and marketing
support data processing services.
Cambridge Technology Partners, Inc.*                 25,000           1,040,625
Software consulting company.
CCC Information Services Group*                      60,000           1,185,000
Automotive repair information specialist.
Cognos, Inc.*                                        15,000             345,000
Computer tool developer and supporter.
FIserv, Inc.*                                        17,300             849,863
Provider of data processing services to banks
and savings institutions, benefiting from
outsourcing trend.
Harbinger, Corp.*                                    14,000             393,750
Electronic Data Interchange products
and services.
IDX Systems Corp.*                                    9,000             333,000
Healthcare information systems.
Nova Corp. Georgia*                                  36,000             900,000
Nation's largest bankcard processor.
Paychex, Inc.*                                       27,000           1,366,874
Payroll and corporate information services.

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Security                                             Shares        Value
--------------------------------------------------------------------------------

Information Services (continued)
--------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                          40,000        $ 1,240,000
Data storage and emergency back up products.
Veritas Software Co.*                                22,500          1,147,500
Provides communications companies with
software measuring systems.
--------------------------------------------------------------------------------
                                                                   $12,215,675
--------------------------------------------------------------------------------

Insurance -- 2.9%
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                         25,000        $   531,250
Emerging specialty insurance provider.
Mercury General Corp.                                 5,000            276,250
Large provider of specialized auto
insurance policies.
Mutual Risk Management Ltd.                          48,006          1,437,179
Specialty insurer focusing on
workmen's compensation.
--------------------------------------------------------------------------------
                                                                   $ 2,244,679
--------------------------------------------------------------------------------

Investment Services -- 4.3%
--------------------------------------------------------------------------------
Centura Banks, Inc.                                  17,500        $  1,207,500
Growing Southeastern bankers.
PMI Group, Inc.                                      15,000           1,084,688
Specialty financial products.
Sovereign Bancorp, Inc.                              50,000           1,037,500
A thrift holding company.
--------------------------------------------------------------------------------
                                                                   $  3,329,688
--------------------------------------------------------------------------------

Machinery -- 1.0%
--------------------------------------------------------------------------------
Camco International, Inc.                            12,000        $    764,250
Oilfield services.
--------------------------------------------------------------------------------
                                                                   $    764,250
--------------------------------------------------------------------------------

Medical Products -- 3.1%
--------------------------------------------------------------------------------
Heartstream, Inc.*                                   39,000        $    416,813
Portable defibrillator products.
Invacare Corp.                                       19,000             413,250
Provider of diverse medical products.
Sofamor Danek Group, Inc.*                           24,000           1,561,499
Leading developer/manufacturer of
spinal implant devices. Company markets
products internationally.
--------------------------------------------------------------------------------
                                                                   $  2,391,562
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 6.0%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              7,000        $    424,813
A leading independent company in oil and
gas exploration, development and
production.
Apache Corp.                                         22,000             771,375
Diversified exploration company focusing
primarily on domestic drilling prospects.
Cross Timbers Oil Co.                                36,000             897,750
Emerging growth energy company with good
exploration track record.
Encal Energy, Ltd.*                                 110,000             357,500
Specialized energy exploration company.
Louis Dreyfus Natural Gas*                           26,640             497,835
Niche developer and driller of gas properties.
Newfield Exploration Co.*                            32,000             746,000
Acquires and develops energy properties in
domestic U.S..
Noble Affiliates, Inc.                               27,000             951,750
An independent energy company
that specializes in oil and gas exploration
and production.
--------------------------------------------------------------------------------
                                                                   $  4,647,023
--------------------------------------------------------------------------------

Publishing -- 1.6%
--------------------------------------------------------------------------------
A.H. Belo Corp.                                      21,927        $  1,230,664
Publishes Dallas Morning News and
Providence Journal; also operates T.V.
and radio properties.
--------------------------------------------------------------------------------
                                                                   $  1,230,664
--------------------------------------------------------------------------------

REITS -- 1.1%
--------------------------------------------------------------------------------
Crescent Real Estate Equitable Co.                   17,000        $    669,375
Unique REIT operating primarily in Texas
real estate.
Equity Office Properties                              5,000             157,813
REIT focusing on office buildings
throughout the U.S..
--------------------------------------------------------------------------------
                                                                   $    827,188
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio  as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Security                                             Shares        Value
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.5%
--------------------------------------------------------------------------------
Papa John's International, Inc.*                     29,000        $  1,011,375
Rapidly growing restaurant chain.
Starbucks Corp.*                                     25,000             959,375
High quality specialty retailer.
--------------------------------------------------------------------------------
                                                                   $  1,970,750
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 4.5%
--------------------------------------------------------------------------------
Bed Bath and Beyond, Inc.*                           35,000        $  1,347,499
Specialty retailer.
Polo Ralph Lauren Corp., Class A*                    34,000             826,625
A designer of men's and women's clothing.
The Mens Wearhouse, Inc.*                            30,000           1,042,500
Specialty apparel chain.
Tommy Hilfiger Corp.                                  9,000             316,125
Rapidly growing specialty apparel manufacturer.
--------------------------------------------------------------------------------
                                                                   $  3,532,749
--------------------------------------------------------------------------------

Telephone Utilities -- 1.1%
--------------------------------------------------------------------------------
ACC Corp.*                                            6,000        $    303,000
Specialized telecommunications company
recently acquired by Teleport.
Pacific Gateway Exchange, Inc.*                      11,000             591,938
Leading provider of foreign long distance services.
--------------------------------------------------------------------------------
                                                                   $    894,938
--------------------------------------------------------------------------------

Transportation -- 1.7%
--------------------------------------------------------------------------------
Comair Holdings, Inc.                                54,000        $  1,302,749
Regional airline holding company.
--------------------------------------------------------------------------------
                                                                   $  1,302,749
--------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $58,217,577)                                 $ 74,877,157
--------------------------------------------------------------------------------


Commercial Paper -- 4.3%

                                                   Principal
                                                   Amount
Security                                           (000 Omitted)   Value
--------------------------------------------------------------------------------
Associates Corp., N.A., 6.70%, 1/2/98              $  3,323        $  3,322,382
--------------------------------------------------------------------------------

Total Commercial Paper
     (amortized cost $3,322,382)                                   $  3,322,382
--------------------------------------------------------------------------------

Total Investments -- 100.3%
     (identified cost $61,539,959)                                 $ 78,199,539
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.3)%                           $   (230,450)
--------------------------------------------------------------------------------


Net Assets -- 100%
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt

* Non-income producing security.

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost, $61,539,959)                           $   78,199,539
Cash                                                                   2,021
Interest and dividends receivable                                      6,788
Deferred organization expenses (Note 1F)                               5,021
------------------------------------------------------------------------------
Total assets                                                  $   78,213,369
------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------
Payable for investments purchased                             $      223,688
Payable to affiliate for Trustees' fees (Note 2)                       1,600
Accrued expenses                                                      18,992
------------------------------------------------------------------------------
Total liabilities                                             $      244,280
------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio     $   77,969,089
------------------------------------------------------------------------------


Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals       $   61,309,509
Net unrealized appreciation of investments (computed on
     the basis of identified cost)                                16,659,580
------------------------------------------------------------------------------
Total                                                         $   77,969,089
------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B & 1E)
------------------------------------------------------------------------------
Dividends (net of foreign taxes, $291)                        $      136,228
Interest income                                                      372,912
Miscellaneous income                                                   5,155
------------------------------------------------------------------------------
Total income                                                  $      514,295
------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------
Investment adviser fee (Note 2)                               $      488,529
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                        5,798
Custodian fee (Note 1D)                                               65,571
Legal and accounting services                                         24,722
Amortization of organization expenses (Note 1F)                        3,132
Miscellaneous                                                          2,661
------------------------------------------------------------------------------
Total expenses                                                $      590,413
------------------------------------------------------------------------------


Net investment loss                                           $      (76,118)
------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)          $   13,086,809
------------------------------------------------------------------------------
Net realized gain on investment transactions                  $   13,086,809
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                      $   (2,245,462)
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                           $   (2,245,462)
------------------------------------------------------------------------------

Net realized and unrealized gain on investments               $   10,841,347
------------------------------------------------------------------------------

Net increase in net assets from operations                    $   10,765,229
------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                 Year Ended                Year Ended
in Net Assets                       December 31, 1997         December 31, 1996
--------------------------------------------------------------------------------
From operations --
     Net investment income (loss)       $     (76,118)           $      135,724
     Net realized gain on
         investment transactions           13,086,809                18,226,741
     Net change in unrealized
         appreciation (depreciation)
         of investments                    (2,245,462)               (1,762,538)
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                    $  10,765,229            $   16,599,927
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                      $  39,249,662            $   10,738,468
     Withdrawals                          (54,993,076)              (18,331,396)
--------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions               $ (15,743,414)           $   (7,592,928)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets   $  (4,978,185)           $    9,006,999
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                    $  82,947,274            $   73,940,275
--------------------------------------------------------------------------------
At end of year                          $  77,969,089            $   82,947,274
--------------------------------------------------------------------------------

                       See notes to financial statements

Special Investment Portfolio  as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                     Year Ended December 31,
                                                              --------------------------------------------------------------------
                                                                1997                1996                 1995           1994 *
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                           0.75%              0.76%                 0.77%           0.74%+
Net investment income (loss)                                      (0.10)%             0.18%                 0.19%           0.20%+
Portfolio Turnover                                                  156%                91%                   81%             19%
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/                        $0.0584            $0.0579               $    --         $    --
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                         $77,969            $82,947               $73,940         $64,442
----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, August 1, 1994, to December 31, 1994.

/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Portfolio is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Special Investment Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS



1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Special Investment Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

   B Income -- Interest income is determined on the basis of interest accrued adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

   E Other -- Investment transactions are accounted for on a trade date basis.

   F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Special Investment Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1997, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $488,529. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1997, no significant amounts have been deferred.


3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $110,954,191 and $115,346,330, respectively.


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1997, as computed on a federal income tax basis, were as follows:

       Aggregate cost                                           $  61,828,650
   -----------------------------------------------------------------------------
       Gross unrealized appreciation                            $  17,999,603

       Gross unrealized depreciation                               (1,628,720)
   -----------------------------------------------------------------------------

       Net unrealized appreciation                              $  16,370,883
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1997.


6  Risk Associated with Foreign Investments
   -----------------------------------------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Special Investment Portfolio as of December 31, 1997

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Investors
of Special Investment Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Special Investment Portfolio, including the portfolio of investments, as of December 31, 1997, the related statement of operations for the year then ended, changes in net assets for each of the two years in the period then ended and supplementary data for each of the three years in the period then ended and for the period from August 1, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Special Investment Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended, and for the period from August 1, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.


                                         COOPERS & LYBRAND L.L.P.
                                         Boston, Massachusetts
                                         February 6, 1998

Special Equities Portfolio as of December 31, 1997


Special Investment Portfolio

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

M. Dozier Gardner
Vice Chairman, Eaton Vance
Management

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant